Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 85% Portfolio

September 30, 2019

VF85-QTLY-1119
1.837323.113

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 84.1%
	Shares	Value
Fidelity Contrafund (a)	908,373	$11,681,672
Fidelity Emerging Asia Fund (a)	28,698	1,236,044
Fidelity Emerging Markets Discovery Fund (a)	87,357	1,169,709
Fidelity Emerging Markets Fund (a)	182,952	5,812,382
Fidelity Equity-Income Fund (a)	206,514	12,275,211
Fidelity Europe Fund (a)	148,893	5,197,858
Fidelity Global Commodity Stock Fund (a)	420,696	5,052,562
Fidelity Gold Portfolio (a)	488,432	10,852,960
Fidelity International Capital Appreciation Fund (a)	158,645	3,475,903
Fidelity International Discovery Fund (a)	254,529	10,718,221
Fidelity International Enhanced Index Fund (a)	1,081,198	9,979,457
Fidelity International Small Cap Fund (a)	207,118	5,380,918
Fidelity International Small Cap Opportunities Fund (a)	278,533	5,172,360
Fidelity International Value Fund (a)	1,033,919	8,250,675
Fidelity Japan Fund (a)	341,842	5,223,341
Fidelity Japan Smaller Companies Fund (a)	617,478	10,472,429
Fidelity Large Cap Value Enhanced Index Fund (a)	570,237	7,527,123
Fidelity Low-Priced Stock Fund (a)	237,633	10,662,605
Fidelity Mega Cap Stock Fund (a)	1,214,439	17,670,092
Fidelity Overseas Fund (a)	1,078,443	51,927,010
Fidelity Pacific Basin Fund (a)	94,723	2,982,826
Fidelity Real Estate Investment Portfolio (a)	122,688	5,745,489
Fidelity Stock Selector All Cap Fund (a)	5,506,779	253,917,596
Fidelity Value Discovery Fund (a)	202,524	5,749,662
TOTAL EQUITY FUNDS
(Cost $453,274,453)		468,134,105

Fixed-Income Funds - 15.5%
Fidelity Floating Rate High Income Fund (a)	593,021	5,615,907
Fidelity Inflation-Protected Bond Index Fund (a)	2,261,906	23,048,820
Fidelity Long-Term Treasury Bond Index Fund (a)	759,956	11,300,539
Fidelity New Markets Income Fund (a)	174,480	2,578,808
Fidelity U.S. Bond Index Fund (a)	3,651,207	43,741,464
TOTAL FIXED-INCOME FUNDS
(Cost $81,157,144)		86,285,538

Money Market Funds - 0.2%
Fidelity Cash Central Fund 1.96% (b)
(Cost $1,201,990)	1,201,809	1,202,050
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.91% to 2.07% 10/17/19 to 12/19/19 (c)
(Cost $798,833)	800,000	798,973
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $536,432,420)		556,420,666
NET OTHER ASSETS (LIABILITIES) - 0.0%		(36,427)
NET ASSETS - 100%		$556,384,239

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	65	Dec. 2019	$9,680,125	$(106,011)	$(106,011)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	33	Dec. 2019	3,132,360	35,968	35,968
JPN Nikkei 225 Index(OSE) Contracts (Japan)	35	Dec. 2019	7,043,699	(174,998)	(174,998)

TOTAL SOLD					$(139,030)

TOTAL FUTURES CONTRACTS					$(245,041)

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $798,973.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$88,064
Total	$88,064

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$10,911,353	$603,435	$1,645,014	$104,365	$(2,147)	$1,814,045	$11,681,672
Fidelity Diversified International Fund	13,422,645	1,483,607	16,765,202	--	542,841	1,316,109	--
Fidelity Emerging Asia Fund	802,584	393,184	109,828	--	105	149,999	1,236,044
Fidelity Emerging Markets Discovery Fund	609,850	689,222	192,912	--	(13,728)	77,277	1,169,709
Fidelity Emerging Markets Fund	1,039,125	5,301,676	931,182	--	53,659	349,104	5,812,382
Fidelity Equity-Income Fund	11,348,316	729,016	1,645,022	229,938	(67,019)	1,909,920	12,275,211
Fidelity Europe Fund	5,316,539	773,712	1,492,298	--	(67,219)	667,124	5,197,858
Fidelity Floating Rate High Income Fund	5,385,696	444,555	372,367	211,903	(1,020)	159,043	5,615,907
Fidelity Global Commodity Stock Fund	4,842,808	232,648	372,364	--	(13,351)	362,821	5,052,562
Fidelity Gold Portfolio	--	11,349,518	110,685	--	1,252	(387,125)	10,852,960
Fidelity Inflation-Protected Bond Index Fund	15,483,207	12,468,777	5,897,859	44,902	(118,398)	1,113,093	23,048,820
Fidelity International Capital Appreciation Fund	3,180,337	476,351	892,859	--	2,022	710,052	3,475,903
Fidelity International Discovery Fund	10,872,288	1,395,522	3,242,584	--	(352,112)	2,045,107	10,718,221
Fidelity International Enhanced Index Fund	10,296,585	1,567,386	2,852,574	--	(176,934)	1,144,994	9,979,457
Fidelity International Small Cap Fund	4,942,145	1,055,267	1,138,387	--	(6,420)	528,313	5,380,918
Fidelity International Small Cap Opportunities Fund	4,959,991	529,226	1,077,916	--	38,802	722,257	5,172,360
Fidelity International Value Fund	7,036,441	1,132,567	629,017	--	(34,437)	745,121	8,250,675
Fidelity Investments Money Market Government Portfolio Institutional Class 1.90%	166,257	11,657,237	11,823,494	32,836	--	--	--
Fidelity Japan Fund	14,509,068	359,146	10,852,114	--	(383,416)	1,590,657	5,223,341
Fidelity Japan Smaller Companies Fund	9,348,619	--	--	--	--	1,123,810	10,472,429
Fidelity Large Cap Value Enhanced Index Fund	7,155,153	285,765	1,003,578	--	(51,613)	1,141,396	7,527,123
Fidelity Long-Term Treasury Bond Index Fund	10,936,994	5,114,267	6,077,621	183,070	(77,601)	1,404,500	11,300,539
Fidelity Low-Priced Stock Fund	10,584,251	1,298,890	1,645,017	799,817	(99,405)	523,886	10,662,605
Fidelity Mega Cap Stock Fund	16,584,723	2,163,376	2,464,196	1,415,697	(207,955)	1,594,144	17,670,092
Fidelity New Markets Income Fund	--	2,737,411	182,511	88,133	988	22,920	2,578,808
Fidelity Overseas Fund	42,739,512	10,872,730	10,074,086	--	273,288	8,115,566	51,927,010
Fidelity Pacific Basin Fund	2,802,500	414,498	763,691	--	(84,104)	613,623	2,982,826
Fidelity Real Estate Investment Portfolio	2,044,945	3,468,325	261,878	183,795	(169)	494,266	5,745,489
Fidelity Stock Selector All Cap Fund	228,842,766	29,978,533	48,823,182	521	(1,276,989)	45,196,468	253,917,596
Fidelity U.S. Bond Index Fund	27,100,800	27,880,590	13,678,064	801,256	73,048	2,365,090	43,741,464
Fidelity Value Discovery Fund	5,545,150	326,466	821,287	77,153	(5,204)	704,537	5,749,662
	$488,810,648	$137,182,903	$147,838,789	$4,173,386	$(2,053,236)	$78,318,117	$554,419,643

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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